UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2009
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Megan Chatley
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


        /s/ Megan Chatley           Exton, PA             April 22, 2009
       -------------------      ------------------       ----------------
            Megan Chatley          City, State                Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   69

          Form 13F Information Table Value Total:   $345,721 (thousands)

List of Other Included Managers: NONE



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

                           FORM 13F INFORMATION TABLE

FORM 13-F 03/31/09
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABerdeen Asia Pac Income       COM              003009107      420    88000 SH       SOLE                    88000
AT&T Inc.                      COM              00206R102    14731   584568 SH       SOLE                   584568
                                                               270    10700 SH       OTHER                   10700
Advanced Micro Device          COM              007903107      303    99500 SH       SOLE                    99500
                                                                46    15000 SH       OTHER                   15000
Air Products & Chemicals       COM              009158106    12655   224976 SH       SOLE                   224976
                                                                 6      110 SH       OTHER                     110
American Home Food Products    COM              026599100       19   325000 SH       SOLE                   325000
Automatic Data Processing Inc. COM              053015103    13791   392248 SH       SOLE                   392248
                                                                18      500 SH       OTHER                     500
Bristol-Myers Squibb           COM              110122108       72     3300 SH       SOLE                     3300
                                                              1024    46700 SH       OTHER                   46700
CA Inc.                        COM              12673P105     5788   328701 SH       SOLE                   328701
                                                                74     4175 SH       OTHER                    4175
CVS Corp                       COM              126650100    15253   554862 SH       SOLE                   554862
                                                                 9      310 SH       OTHER                     310
Colgate-Palmolive              COM              194162103    15106   256117 SH       SOLE                   256117
                                                                 9      155 SH       OTHER                     155
ConocoPhillips                 COM              20825C104    10438   266536 SH       SOLE                   266536
                                                               157     4000 SH       OTHER                    4000
Devon Energy Corp              COM              25179M103     9755   218276 SH       SOLE                   218276
                                                                90     2005 SH       OTHER                    2005
Diageo                         COM              25243Q205    12097   270333 SH       SOLE                   270333
                                                                 9      200 SH       OTHER                     200
EMC Corporation                COM              268648102      570    50000 SH       SOLE                    50000
Exxon Mobil Corporation        COM              30231G102    13187   193638 SH       SOLE                   193638
                                                               137     2010 SH       OTHER                    2010
General Dynamics               COM              369550108    12074   290320 SH       SOLE                   290320
                                                                 4      100 SH       OTHER                     100
Gilead Sciences Inc.           COM              375558103    12225   263929 SH       SOLE                   263929
                                                               203     4390 SH       OTHER                    4390
Google Inc                     COM              38259P508    11536    33145 SH       SOLE                    33145
                                                               233      670 SH       OTHER                     670
Hewlett-Packard Co             COM              428236103    13876   432819 SH       SOLE                   432819
                                                                49     1530 SH       OTHER                    1530
IBM Corp                       COM              459200101    16455   169828 SH       SOLE                   169828
                                                               242     2495 SH       OTHER                    2495
L-3 Communications             COM              502424104    10887   160571 SH       SOLE                   160571
                                                                23      345 SH       OTHER                     345
Life Technologies              COM              53217V109    10630   327275 SH       SOLE                   327275
                                                               160     4925 SH       OTHER                    4925
Microsoft Corporation          COM              594918104    15564   847246 SH       SOLE                   847246
                                                                37     2000 SH       OTHER                    2000
Monsanto Co                    COM              61166W101    11810   142123 SH       SOLE                   142123
                                                               144     1730 SH       OTHER                    1730
Oneok Partners, L.P.           COM              68268N103      203     5000 SH       OTHER                    5000
Oracle Corporation             COM              68389X105    18064   999680 SH       SOLE                   999680
                                                                37     2030 SH       OTHER                    2030
PepsiCo Inc.                   COM              713448108    15908   309022 SH       SOLE                   309022
Petrobas                       COM              71654V408      488    16000 SH       SOLE                    16000
QWest Communications           COM              749121109      342   100000 SH       SOLE                   100000
Range Resources Corp           COM              75281A109     8389   203810 SH       SOLE                   203810
                                                               210     5100 SH       OTHER                    5100
Streettracks Gold Trust        COM              78463V107      212     2350 SH       SOLE                     2350
Teva Pharmaceutical            COM              881624209    18546   411667 SH       SOLE                   411667
                                                                11      255 SH       OTHER                     255
Thermo Fischer Sciences        COM              883556102    13128   368043 SH       SOLE                   368043
                                                               167     4695 SH       OTHER                    4695
Total SA                       COM              89151E109    16726   340928 SH       SOLE                   340928
                                                               205     4175 SH       OTHER                    4175
WHITING USA TR.I               COM              966389108      209    20000 SH       OTHER                   20000
Walgreen Company               COM              931422109       57     2200 SH       SOLE                     2200
                                                              1428    55000 SH       OTHER                   55000
Windstream Corporation         COM              97381W104       81    10000 SH       OTHER                   10000
Wyeth                          COM              983024100     1098    25500 SH       OTHER                   25500
XTO Energy Inc                 COM              98385X106     6518   212865 SH       SOLE                   212865
                                                                80     2610 SH       OTHER                    2610
iShares Comex Gold ETF         COM              464285105      633     7000 SH       SOLE                     7000
iShares S&P 500 Index          COM              464287200      796    10000 SH       SOLE                    10000


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